Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) (Parenthetical) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Senior Notes [Member]
Condensed Income Statements, Captions [Line Items]
Convertible notes	575,000
Ordinary shares [member]
Condensed Income Statements, Captions [Line Items]
Convertible notes		3,456,785
Warrants [member]
Condensed Income Statements, Captions [Line Items]
Warrants outstanding		6,523,784	6,864,011	7,085,073